UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Niagara Investment Advisors, Inc.
Address: 25 Northpointe Pkwy, Suite 40
         Amherst, NY  14228

13F File Number:  28-07114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darlene Steinwachs
Title:     Compliance Officer
Phone:     716-636-7400

Signature, Place, and Date of Signing:

     /s/  Darlene Steinwachs     Buffalo, NY     May 05, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $50,367 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC                      COM SHS          H01301102      306     3425 SH       DEFINED                  1025     2400        0
AMERICAN EXPRESS CO            COM              025816109      267     5200 SH       DEFINED                  1200     4000        0
AMGEN INC                      COM              031162100     1107    19025 SH       DEFINED                  9325     9700        0
AMGEN INC                      COM              031162100       12      200 SH       OTHER                       0        0      200
AMSOUTH BANCORPORATION         COM              032165102     1361    52450 SH       DEFINED                 22075    30375        0
ANADARKO PETE CORP             COM              032511107      822    10800 SH       DEFINED                  5300     5500        0
AVON PRODS INC                 COM              054303102      276     6425 SH       DEFINED                  2975     3450        0
BANK OF AMERICA CORPORATION    COM              060505104      325     7360 SH       DEFINED                  2000     5360        0
BELLSOUTH CORP                 COM              079860102      342    13025 SH       DEFINED                  3225     9800        0
BURLINGTON RES INC             COM              122014103      211     4210 SH       DEFINED                     0     4210        0
CATERPILLAR INC DEL            COM              149123101     1142    12485 SH       DEFINED                  5440     7045        0
CISCO SYS INC                  COM              17275R102      395    22060 SH       DEFINED                  6200    15860        0
CITIGROUP CAP IX 6 000% 02/14/ PREFERRED STOCKS 173066200      211     8625 SH       DEFINED                   800     7825        0
CITIGROUP INC                  COM              172967101     1243    27650 SH       DEFINED                 11651    15999        0
CMKM DIAMOND INC COM           COM              125809103        0  2000000 SH       DEFINED                     0  2000000        0
COCA COLA CO                   COM              191216100      348     8350 SH       DEFINED                  2200     6150        0
COLGATE PALMOLIVE CO           COM              194162103     1231    23590 SH       DEFINED                  5900    17690        0
COMERICA INC                   COM              200340107      891    16175 SH       DEFINED                  7350     8825        0
CORNING INC                    COM              219350105      403    36200 SH       DEFINED                 11200    25000        0
DANAHER CORP DEL               COM              235851102      235     4400 SH       DEFINED                  1600     2800        0
DFA INVT DIMENSIONS GRP INC US MUTUAL FUNDS     233203504      149    10530 SH       DEFINED                     0    10530        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1082    21117 SH       DEFINED                  8525    12592        0
EATON CORP                     COM              278058102      695    10625 SH       DEFINED                  5675     4950        0
EMERSON ELEC CO                COM              291011104      977    15050 SH       DEFINED                  7025     8025        0
EXXON MOBIL CORP               COM              30231G102     1771    29709 SH       DEFINED                  7453    22256        0
EXXON MOBIL CORP               COM              30231G102       31      528 SH       OTHER                       0        0      528
FIRST NIAGARA FINL GP INC      COM              33582V108    11909   901488 SH       DEFINED                     0   901488        0
GABELLI EQUITY TR INC          COM              362397101      285    31700 SH       OTHER                       0        0    31700
GABELLI UTIL TR                COM              36240A101      221    23619 SH       OTHER                       0        0    23619
GENERAL ELEC CO                COM              369604103     2526    70060 SH       DEFINED                 18985    51075        0
GENERAL ELEC CO                COM              369604103      151     4200 SH       OTHER                       0        0     4200
GENERAL MLS INC                COM              370334104      734    14940 SH       DEFINED                  6650     8290        0
GEORGIA POWER 5 900% 04/15/33  PREFERRED STOCKS 373334531      206     8400 SH       DEFINED                  2100     6300        0
HARLEY DAVIDSON INC            COM              412822108      247     4275 SH       DEFINED                  1775     2500        0
INTEL CORP                     COM              458140100     1176    50625 SH       DEFINED                 29675    20950        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1438    15740 SH       DEFINED                  8000     7740        0
J P MORGAN CHASE SER K 5 875%  PREFERRED STOCKS 46626V207      366    15550 SH       DEFINED                  1400    14150        0
JOHNSON & JOHNSON              COM              478160104     1222    18200 SH       DEFINED                  7675    10525        0
JPMORGAN & CHASE & CO          COM              46625H100      703    20324 SH       DEFINED                  8600    11724        0
JPMORGAN & CHASE & CO          COM              46625H100       26      740 SH       OTHER                       0        0      740
KIMBERLY CLARK CORP            COM              494368103      882    13425 SH       DEFINED                  6700     6725        0
LEHMAN BROS TR III SER K 6 375 PREFERRED STOCKS 52519Y209      307    12525 SH       DEFINED                   600    11925        0
LILLY ELI & CO                 COM              532457108      878    16851 SH       DEFINED                  8200     8651        0
LINCOLN NATL CORP IND          COM              534187109      928    20550 SH       DEFINED                  9275    11275        0
LOWES COS INC                  COM              548661107      327     5725 SH       DEFINED                  2200     3525        0
M & T BK CORP                  COM              55261F104      143     1400 SH       DEFINED                     0     1400        0
M & T BK CORP                  COM              55261F104      102     1000 SH       OTHER                       0        0     1000
MELLON FINL CORP               COM              58551A108      216     7575 SH       DEFINED                  4225     3350        0
MICROSOFT CORP                 COM              594918104     1420    58730 SH       DEFINED                 21745    36985        0
MICROSOFT CORP                 COM              594918104      174     7200 SH       OTHER                       0        0     7200
MORGAN STANLEY                 COM NEW          617446448     1096    19150 SH       DEFINED                  8325    10825        0
MORGAN STANLEY 5 750% 07/15/33 PREFERRED STOCKS 617466206      321    13950 SH       DEFINED                  1500    12450        0
MORGAN STANLEY 5 750% 07/15/33 PREFERRED STOCKS 617466206       23     1000 SH       OTHER                       0        0     1000
MORGAN STANLEY CAP TR III 6 25 PREFERRED STOCKS 617460209      349    14175 SH       DEFINED                   500    13675        0
NASDAQ 100 TR                  UNIT SER 1       631100104      302     8264 SH       DEFINED                   825     7439        0
ORACLE CORP                    COM              68389X105      197    15765 SH       DEFINED                  4200    11565        0
PFIZER INC                     COM              717081103      579    22048 SH       DEFINED                  6551    15497        0
PFIZER INC                     COM              717081103       11      400 SH       OTHER                       0        0      400
PNC FINL SVCS GROUP INC        COM              693475105      924    17950 SH       DEFINED                  8650     9300        0
PNC FINL SVCS GROUP INC        COM              693475105       26      500 SH       OTHER                       0        0      500
PROCTER & GAMBLE CO            COM              742718109      451     8500 SH       DEFINED                  5100     3400        0
SBC COMMUNICATIONS INC         COM              78387G103      265    11200 SH       DEFINED                  2075     9125        0
SBC COMMUNICATIONS INC         COM              78387G103       28     1200 SH       OTHER                       0        0     1200
TIFFANY & CO NEW               COM              886547108      613    17750 SH       DEFINED                  8750     9000        0
TIME WARNER INC                COM              887317105      252    14373 SH       DEFINED                  8549     5824        0
VANGUARD TOTAL SK MKT INDEX FD MUTUAL FUNDS     922908306      278     9931 SH       DEFINED                     0     9931        0
VIACOM INC                     CL B             925524308      486    13951 SH       DEFINED                  3325    10626        0
WAL MART STORES INC            COM              931142103      316     6300 SH       DEFINED                  3500     2800        0
WELLS FARGO & CO NEW           COM              949746101      275     4600 SH       DEFINED                  1200     3400        0
WEYERHAEUSER CO                COM              962166104      942    13750 SH       DEFINED                  6875     6875        0
WYETH                          COM              983024100      213     5050 SH       DEFINED                     0     5050        0